Related Party Disclosures	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Party Disclosures
RELATED PARTY DISCLOSURES

Details of controlled and consolidated entities active as at December 31, 2018 are as follows:

	Country of	Ownership Interest	Ownership Interest
	Incorporation	2018	2017
TG Energy UK Ltd	United Kingdom	100%	—
TransGlobe Petroleum International Inc.	Turks & Caicos	100%	100%
TG Holdings Yemen Inc.	Turks & Caicos	100%	100%
TransGlobe West Bakr Inc.	Turks & Caicos	100%	100%
TransGlobe West Gharib Inc.	Turks & Caicos	100%	100%
TG Holdings Egypt Inc.	Turks & Caicos	100%	100%
TG South Alamein Inc.	Turks & Caicos	100%	100%
TG South Mariut Inc.	Turks & Caicos	100%	100%
TG South Alamein II Inc.	Turks & Caicos	100%	100%
TG Energy Marketing Inc.	Turks & Caicos	100%	100%
TG NW Gharib Inc.	Turks & Caicos	100%	100%
TG SW Gharib Inc.	Turks & Caicos	100%	100%
TG SE Gharib Inc.	Turks & Caicos	100%	100%
TG S Ghazalat Inc.	Turks & Caicos	100%	100%
TransGlobe Petroleum Egypt Inc.	Turks & Caicos	100%	100%